Related Party Transactions (Details) € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
OKYO Pharma Ltd [Member]
IfrsRelatedPartyTransactionsLineItems [Line Items]
Payroll and rent charged	$ 130
Rasna Therapeutics Inc [Member]
IfrsRelatedPartyTransactionsLineItems [Line Items]
Payroll and rent charged	9
Gensignia Lifesceinecs Inc [Member]
IfrsRelatedPartyTransactionsLineItems [Line Items]
Payroll and rent charged	55
Subsidiaries [Member] | Tiziana Pharma Limited [Member]
IfrsRelatedPartyTransactionsLineItems [Line Items]
Amounts payable to related party	3,922	$ 5,146		$ 3,640
Subsidiaries [Member] | Tiziana Pharma Limited [Member] | Euro [Member]
IfrsRelatedPartyTransactionsLineItems [Line Items]
Amounts payable to related party | €			€ 2,566
Subsidiaries [Member] | Tiziana Therapeutics Inc [Member]
IfrsRelatedPartyTransactionsLineItems [Line Items]
Amounts payable to related party	1,534	1,182		$ 1,182
Subsidiaries [Member] | Longevia Genomics SRL [Member]
IfrsRelatedPartyTransactionsLineItems [Line Items]
Payroll and rent charged	$ 23	$ 0